Financial Instruments - Schedule of Estimated Fair Values of Debt Investments by Date of Contractual Maturity (Details) $ in Millions	Dec. 31, 2023 USD ($)
Fair Value Disclosures [Abstract]
Due within one year	$ 3,761
Due after one year to three years	115
Total debt investments	$ 3,876